UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08134
Investment Company Act File Number
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance
High Yield Municipal Income Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.6%
$7,000	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$6,999,090
900	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	578,862
1,400	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,318,548
465	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	414,343

		$9,310,843

Education — 7.1%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,153,600
4,365	California Educational Facilities Authority, (University of Southern California), 4.50%, 10/1/33	4,054,779
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(2)	319,624
12,625	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(3)	13,613,159
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,245,300
1,935	Oregon State Facilities Authority, (Lewis & Clark College Project), 5.625%, 10/1/36	1,938,677

		$42,325,139

Electric Utilities — 3.6%
$3,570	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$1,541,633
5,920	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,926,749
8,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	8,223,439
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,695,856
2,420	Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,125,316

		$21,512,993

Escrowed/Prerefunded — 0.4%
$3,500	Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$2,301,740

		$2,301,740

General Obligations — 4.4%
$6,480	Port Authority of Houston, TX, Harris County, (AMT), 5.625%, 10/1/38(1)	$6,657,552
5,000	Washington State, 5.00%, 2/1/33	5,117,900
10,000	Washington State, 5.25%, 2/1/36(1)	10,382,000
3,855	Will County, IL, Community Unit School District No. 365-U (Valley View), 5.75%, 11/1/32(4)	3,884,606

		$26,042,058

Health Care-Miscellaneous — 1.8%
$2,095	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,864,215
828	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(5)	831,801
770	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(5)	773,922
647	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(5)	651,002
121	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(5)	122,127
276	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(5)	277,521

1

Principal
Amount
(000’s omitted)	Security	Value
$764	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(5)	$768,714
321	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(5)	322,759
642	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(5)	644,480
192	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(5)	193,673
427	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(5)	428,925
353	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(5)	354,735
4,255	Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,470,463

		$10,704,337

Hospital — 16.7%
$9,825	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$8,881,996
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	6,541,479
1,640	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,454,106
3,245	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	2,767,336
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	777,648
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	702,424
6,615	Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	5,715,691
6,340	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,832,618
3,335	Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,071,602
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	1,966,279
2,005	Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,997,582
5,810	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,834,675
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,988,890
1,600	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,305,584
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,364,225
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,966,700
3,750	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,435,525
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,267,750
3,065	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	2,947,641
5,735	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	4,751,161
20,010	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	16,376,384
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,276,030
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,363,592
5,650	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	4,981,096

		$99,568,014

Housing — 3.8%
$4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(5)	$4,195,000
1,590	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,466,489
420	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	383,052
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(5)	2,239,320
3,659	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(5)	3,402,949
2,810	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,540,999
1,250	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,055,162
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(2)	464,383
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(2)	1,079,060

2

Principal
Amount
(000’s omitted)	Security	Value
$4,265	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	$4,296,476
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 23.338%, 10/1/35(5)(6)(7)	1,307,930

		$22,430,820

Industrial Development Revenue — 15.3%
$1,865	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,564,325
2,685	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,773,363
2,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,473,900
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,014,077
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,909,204
1,180	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,304,396
6,510	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,883,414
6,300	Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	5,526,927
2,750	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,640,687
3,250	Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	3,275,675
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	6,899,550
2,525	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,134,256
535	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	487,465
10,095	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,249,746
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,840,190
6,245	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,209,841
6,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 7.625%, 8/1/25	6,071,400
4,560	New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 7.75%, 8/1/31	4,618,277
1,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 8.00%, 8/1/28	1,028,080
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. – JFK International Airport), (AMT), 8.50%, 8/1/28	6,125,931
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	7,105,382
4,230	Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,222,005
2,015	West Virginia Economic Development Authority, (Appalachian Power Co.), 5.375%, 12/1/38	1,913,645

		$91,271,736

Insured-Electric Utilities — 1.2%
$7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$7,377,638

		$7,377,638

Insured-General Obligations — 0.8%
$8,105	Clark County, NV, (AMBAC), 2.50%, 11/1/36(8)	$4,926,543

		$4,926,543

Insured-Hospital — 1.2%
$55	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27	$55,019
7,245	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	7,247,536

		$7,302,555

Insured-Lease Revenue/Certificates of Participation — 0.2%
$1,765	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$1,343,236

		$1,343,236

Insured-Other Revenue — 2.1%
$10,510	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$2,694,764
10,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	2,152,200

3

Principal
Amount
(000’s omitted)	Security	Value
$12,700	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$1,690,878
5,650	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,145,392

		$12,683,234

Insured-Special Tax Revenue — 2.4%
$14,500	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), (0.00% until 10/1/19), 7.00%, 10/1/39	$9,167,770
30,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	3,517,200
9,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	941,545
5,460	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	510,838

		$14,137,353

Insured-Student Loan — 3.0%
$7,695	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$7,949,243
11,055	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	9,632,553

		$17,581,796

Insured-Transportation — 6.4%
$15,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$2,583,900
20,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	3,168,800
6,665	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	793,002
3,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	366,083
10,000	North Texas Tollway Authority, (AGC), (0.00% until 1/1/15), 6.20%, 1/1/42	8,010,100
20,335	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	2,808,874
3,240	San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	2,873,135
7,150	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,241,162
19,910	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	7,955,040
10,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	2,583,100

		$38,383,196

Lease Revenue/Certificates of Participation — 3.6%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,707,910

		$21,707,910

Nursing Home — 0.9%
$2,175	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,175,761
1,050	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	840,388
2,570	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,257,180

		$5,273,329

Other Revenue — 12.2%
$1,150	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,115,477
1,290	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,271,282
700	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	696,500
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	161,360
6,355	Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	5,110,500
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	1,452,150
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,238,403
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(5)	4,633,980
7,200	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,268,760
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(5)	9,036,300
17,500	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	10,418,800
280	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	273,540
1,160	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,043,443
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	216,858
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,286,038
1,650	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(5)	1,306,487
3,135	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,608,728
9,000	Seminole Tribe, FL, 5.25%, 10/1/27(5)	7,487,910
6,135	Seminole Tribe, FL, 5.50%, 10/1/24(5)	5,433,340

4

Principal
Amount
(000’s omitted)	Security	Value
$4,295	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	$4,406,928
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	6,173,398

		$72,640,182

Senior Living/Life Care — 7.2%
$1,575	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	$1,362,076
6,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	4,786,260
3,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(9)	1,572,840
4,150	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,351,789
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,336,724
7,425	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	5,816,671
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	5,613,860
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,088,762
2,275	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,152,150
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	794,741
1,560	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,026,340
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	1,941,255
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(2)	1,854,017
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	462,494
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,120,605
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	4,661,256
2,500	Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,146,725

		$43,088,565

Solid Waste — 0.9%
$5,610	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,609,271

		$5,609,271

Special Tax Revenue — 7.4%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$926,075
181	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	118,919
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,130,625
3,300	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	2,521,101
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	21,881,097
550	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, (0.00% until 11/1/12), 5.75%, 5/1/38	316,393
1,390	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, (0.00% until 11/1/14), 5.75%, 5/1/38	500,414
835	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, (0.00% until 11/1/12), 5.00%, 5/1/15	675,807
1,085	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, (0.00% until 11/1/13), 5.00%, 5/1/18	430,951
1,005	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	10
2,235	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	1,829,929
6,195	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,128,227
1,413	Southern Hills Plantation I, FL, Community Development District, Series A-1, 5.80%, 5/1/35	1,135,085
1,025	Southern Hills Plantation I, FL, Community Development District, Series A-2, 5.80%, 5/1/35	586,249
3,650	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(2)	1,054,485
1,845	University Square, FL, Community Development District, 5.875%, 5/1/38	1,544,320
3,505	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,633,038

		$44,412,725

Transportation — 8.1%
$290	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$240,984
680	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	667,243
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,012,543
7,640	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	6,785,848

5

Principal
Amount
(000’s omitted)	Security	Value
$2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$2,089,100
7,150	North Texas Tollway Authority, 5.75%, 1/1/38	6,959,309
560	Pennsylvania Turnpike Commission, (0.00% until 12/1/15), 5.35%, 12/1/30	415,089
1,125	Pennsylvania Turnpike Commission, (0.00% until 12/1/15), 5.45%, 12/1/35	776,205
4,980	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,665,961
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,163,841
9,990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,303,686
3,650	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,770,304
3,415	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,514,855
1,090	Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	951,145
1,040	Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	996,674

		$48,312,787

Water and Sewer — 1.1%
$7,635	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,373,087

		$6,373,087

Total Tax-Exempt Investments — 113.4% (identified cost $758,498,572)		$676,621,087

Other Assets, Less Liabilities — (13.4)%		$(80,173,064)

Net Assets — 100.0%		$596,448,023

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	12.5%
		Massachusetts	12.4%
		Texas	12.0%
		Others, representing less than 10% individually	76.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 5.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Defaulted bond.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)		When-issued security.

(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $50,586,273 or 8.5% of the Fund’s net assets.

(6)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2011.

(7)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(8)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(9)		Security is in default and making only partial interest payments.

6

A summary of open financial instruments at April 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	325 U.S. 10-Year Treasury Note	Short	$(38,638,316)	$(39,370,703)	$(732,387)
6/11	443 U.S. 30-Year Treasury Bond	Short	(53,151,528)	(54,212,125)	(1,060,597)

					$(1,792,984)

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,792,984.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$670,050,862

Gross unrealized appreciation	$13,297,981
Gross unrealized depreciation	(93,014,756)

Net unrealized depreciation	$(79,716,775)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$676,621,087	$—	$676,621,087

Total Investments	$—	$676,621,087	$—	$676,621,087

Liability Description

Futures Contracts	$(1,792,984)	$—	$—	$(1,792,984)

Total	$(1,792,984)	$—	$—	$(1,792,984)

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 74.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.4%
$5,000	Alabama Public School & College Authority, 5.00%, 5/1/15	$5,661,000
7,560	Alabama Public School & College Authority, 5.00%, 5/1/18	8,723,560
2,350	Clifton, TX, Higher Education Finance Corp. (Baylor University), 5.00%, 3/1/19	2,671,127
15,580	Florida Board of Education, 4.00%, 7/1/14	16,762,366
19,425	Florida Board of Education, 5.00%, 7/1/18	22,001,532
5,830	Florida Board of Education, 5.00%, 7/1/19	6,550,122
2,000	Massachusetts Development Finance Agency, (Harvard University), 5.00%, 1/1/21	2,378,880
3,010	North Penn, PA, School District, 5.00%, 3/1/21(1)	3,395,340
5,885	Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 4.00%, 8/1/21	6,193,021
1,500	Rutgers State University, NJ, 3.00%, 5/1/11	1,500,225
810	University of Arkansas, 4.00%, 12/1/14	891,016
670	University of Arkansas, 4.00%, 12/1/15	745,610
3,120	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,308,074
2,335	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,491,375
400	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	435,620
2,485	University of Texas, 4.00%, 8/15/21	2,666,007
5,000	University of Texas, 5.00%, 8/15/17	5,894,200
1,850	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	2,154,306
245	Virginia Public School Authority, 4.00%, 7/15/13	263,353
3,000	Virginia Public School Authority, 5.00%, 8/1/11	3,036,480
300	Virginia Public School Authority, 5.00%, 4/15/15	342,456

		$98,065,670

Electric Utilities — 1.3%
$2,000	California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$2,204,880
735	California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	815,938
3,145	California Department of Water Resources, Power Supply Revenue, Series L, 5.00%, 5/1/15	3,565,078
2,000	California Department of Water Resources, Power Supply Revenue, Series M, 5.00%, 5/1/15	2,267,140
2,300	Energy Northwest, WA, (Bonneville Power Administration), 5.00%, 7/1/11	2,318,814

		$11,171,850

Escrowed/Prerefunded — 1.9%
$350	Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$372,501
10,000	Harris County, TX, Prerefunded to 10/1/16, 5.00%, 10/1/31	11,643,100
70	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	72,603
3,615	New Jersey Turnpike Authority, Escrowed to Maturity, 6.50%, 1/1/16	4,052,162

		$16,140,366

General Obligations — 41.2%
$340	Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$372,599
720	Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	742,774
695	Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	718,018
1,020	Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,050,070
730	Atlantic County, NJ, 2.50%, 10/1/14	758,477
3,945	Beaufort County, SC, School District, 5.00%, 3/1/15	4,469,014
2,575	Bergen County, NJ, 3.25%, 11/1/16	2,754,503
620	Brown County, WI, 4.00%, 11/1/21(1)	662,997
195	Cary, NC, 5.00%, 6/1/18	231,385
3,320	Clark County, NV, 5.00%, 11/1/16	3,748,247
2,500	Clark County, NV, 5.00%, 11/1/17	2,821,550
1,500	Columbus, OH, 2.00%, 6/1/12	1,526,175
7,250	Commonwealth of Puerto Rico, Prerefunded to 7/1/11, 5.125%, 7/1/31	7,311,117
1,670	Conroe, TX, Independent School District, 5.00%, 8/15/11	1,693,547

Principal
Amount
(000’s omitted)	Security	Value
$2,215	Dallas, TX, Independent School District, 5.50%, 2/15/18	$2,670,781
125	Deer Park, TX, Independent School District, 3.00%, 2/15/15	133,398
755	Delaware, 5.00%, 10/1/16	890,817
2,860	Douglas County, CO, School District No. RE-1, 5.25%, 12/15/20	3,381,693
2,300	Douglas County, NE, School District No. 1, 4.00%, 12/15/20	2,505,344
370	Duluth, MN, 4.00%, 2/1/13	391,490
3,100	Fairfax County, VA, 2.00%, 4/1/12	3,149,507
5,700	Fairfax County, VA, 5.00%, 10/1/16	6,722,124
10,000	Florida Board of Education, 5.00%, 6/1/21	11,424,800
2,535	Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,969,854
155	Frisco, TX, 4.00%, 2/15/19	169,438
985	Georgia, 4.00%, 1/1/17	1,103,880
315	Georgia, 5.00%, 5/1/15	361,661
755	Gloucester County, NJ, 2.00%, 9/15/17	739,998
1,265	Guilford County, NC, Series A, 5.00%, 8/1/19	1,503,060
1,160	Guilford County, NC, Series C, 5.00%, 4/1/18	1,374,507
10,190	Guilford County, NC, Series D, 5.00%, 8/1/19	12,107,656
4,350	Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	5,109,771
865	Howard County, MD, 4.00%, 2/15/21	940,047
520	Irving, TX, Independent School District, 4.00%, 2/15/17	580,819
1,365	Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,592,300
515	Loudoun County, VA, 4.00%, 7/1/21	554,387
5,000	Maine, 5.00%, 6/1/17	5,861,450
5,215	Mansfield, TX, Independent School District, 5.00%, 2/15/21	6,065,671
2,845	Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,917,860
60	Maryland, 5.00%, 3/1/13	64,949
13,915	Maryland, 5.00%, 11/1/17	16,514,879
5,475	Maryland, 5.00%, 3/1/19	6,492,529
7,825	Maryland, 5.00%, 11/1/19	9,306,272
3,250	Maryland, 5.00%, 3/1/20	3,807,862
4,100	Maryland, 5.00%, 8/1/20	4,645,054
1,000	Massachusetts, 2.50%, 7/1/11	1,003,880
500	Massachusetts, 4.00%, 1/1/15	548,345
3,510	Middlesex County, NJ, 2.00%, 6/1/14	3,614,633
3,295	Middlesex County, NJ, 2.50%, 6/1/15	3,443,473
1,000	Minnesota, 4.00%, 8/1/15	1,114,050
1,750	Minnesota, 4.00%, 8/1/16	1,968,960
3,000	Minnesota, 4.00%, 8/1/19	3,341,760
5,250	Minnesota, 5.00%, 8/1/14	5,932,657
2,375	Minnesota, 5.00%, 8/1/17	2,810,789
8,635	Minnesota, 5.00%, 11/1/17	10,248,363
1,710	Minnesota, 5.00%, 12/1/17	2,031,224
1,000	Minnesota, 5.00%, 6/1/18	1,186,590
90	Minnesota, 5.00%, 8/1/18	106,937
7,500	Minnesota, 5.00%, 12/1/18	8,931,900
1,095	Monmouth County, NJ, 4.00%, 12/1/16	1,228,283
145	Monmouth County, NJ, 4.25%, 9/15/12	152,665
1,205	Montclair, NJ, 2.00%, 3/1/14	1,229,980
800	Montclair, NJ, 3.00%, 3/1/14	838,832
835	Montclair, NJ, 3.00%, 3/1/15	878,537
1,285	Montclair, NJ, 3.00%, 3/1/15	1,352,000
870	Montclair, NJ, 3.00%, 3/1/16	913,622
1,365	Montclair, NJ, 3.00%, 3/1/16	1,433,441
1,650	Morris County, NJ, 5.00%, 2/15/17	1,929,246
1,720	Morris County, NJ, 5.00%, 2/15/19	2,025,678
430	New Hanover County, NC, 5.00%, 12/1/18	512,096
1,000	North Carolina, 5.00%, 4/1/16	1,167,790
8,340	North Carolina, 5.00%, 6/1/16	9,772,979
12,110	North Carolina, 5.00%, 6/1/17	14,303,000
4,250	North Carolina, 5.00%, 5/1/18	5,039,607

Principal
Amount
(000’s omitted)	Security	Value
$3,860	North Carolina, 5.00%, 5/1/21	$4,520,099
265	Northside, TX, Independent School District, 3.00%, 8/1/15	283,134
775	Ocean County, NJ, 3.00%, 9/1/14	810,255
1,255	Ocean County, NJ, 3.00%, 8/1/16	1,334,467
1,250	Ocean County, NJ, 4.00%, 9/1/15	1,362,900
935	Ohio, 4.00%, 9/1/15	1,029,968
1,975	Oklahoma County, OK, Independent School District No. 12 Edmond, 0.50%, 3/1/13	1,969,806
2,500	Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,558,600
650	Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	699,238
3,820	Oyster Bay, NY, 2.00%, 3/1/15	3,927,342
1,935	Oyster Bay, NY, 3.00%, 8/15/15	2,070,508
4,390	Oyster Bay, NY, 3.00%, 8/15/17	4,591,369
15,055	Pennsylvania, 5.00%, 5/1/15	17,191,907
6,380	Pennsylvania, 5.00%, 7/1/15	7,314,542
8,000	Pennsylvania, 5.00%, 7/15/16	9,331,440
3,000	Pennsylvania, 5.00%, 2/15/17	3,495,210
9,485	Pennsylvania, 5.00%, 7/1/18	11,132,070
2,000	Pennsylvania, 5.00%, 2/15/19	2,341,540
1,000	Prince George’s County, MD, 5.00%, 9/15/20	1,188,120
1,325	Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13	1,354,203
800	San Antonio, TX, 4.00%, 8/1/15	885,208
4,205	Shelby County, TN, 4.75%, 3/1/18	4,854,252
3,000	South Carolina, 5.00%, 3/1/17	3,531,750
2,200	South Carolina, Series A, Prerefunded to 1/1/12, 5.25%, 1/1/13	2,295,722
2,175	South Washington County, MN, Independent School District No. 833, 5.00%, 2/1/20	2,515,105
1,875	Spring Branch, TX, Independent School District, 5.00%, 2/1/18	2,206,444
935	St Mary’s County, MD, 3.00%, 7/15/13	983,470
920	St Mary’s County, MD, 3.00%, 7/15/15	983,370
1,000	Suffolk, VA, 4.00%, 8/1/18	1,110,080
3,090	Tennessee, 5.00%, 5/1/11	3,090,803
300	Tomball, TX, Independent School District, 5.00%, 2/15/13	323,775
130	Tyler, TX, Independent School District, 4.00%, 2/15/14	140,851
1,755	United Independent School District, TX, 5.00%, 8/15/15	2,021,602
1,540	Virginia Beach, VA, 5.00%, 3/15/19	1,818,170
1,000	Virginia Beach, VA, 5.00%, 7/15/19	1,185,560
1,000	Wake County, NC, 4.00%, 2/1/15	1,103,790
1,880	Wake County, NC, 5.00%, 3/1/14	2,098,870
6,000	Washington, 5.00%, 1/1/16	6,916,200
2,000	Washington, 5.00%, 1/1/17	2,320,760
2,770	Washington, 5.00%, 7/1/17	3,232,839

		$356,100,987

Industrial Development Revenue — 0.2%
$2,000	Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,170,220

		$2,170,220

Insured-Electric Utilities — 0.2%
$1,500	San Antonio, TX, Electric and Gas Systems, (AGM), 5.25%, 2/1/12	$1,555,710

		$1,555,710

Insured-Escrowed/Prerefunded — 1.6%
$1,455	California, (NPFG), Escrowed to Maturity, 5.00%, 7/1/11	$1,466,931
950	Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/26	1,121,865
7,600	Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	8,190,216
2,375	Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	2,701,657
35	Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	38,298
290	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	317,527

		$13,836,494

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 4.4%
$5,480	Clark County, NV, (NPFG), 5.00%, 3/1/17	$5,969,090
2,000	Cook County, IL, Community High School District No. 219 Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,427,360
5,000	Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,670,150
460	Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	530,348
330	Ithaca, NY, School District, (AGC), 3.00%, 7/1/14	348,483
1,670	New Jersey Economic Development Authority, (AMBAC), Prerefunded to 6/15/11, 5.25%, 6/15/19	1,680,638
2,000	Norfolk, VA, (AGM), 5.25%, 7/1/11	2,017,400
2,500	Pennsylvania, (AGM), 5.00%, 9/1/15	2,780,150
14,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	16,798,740

		$38,222,359

Insured-Lease Revenue/Certificates of Participation — 0.2%
$2,000	Pinal County, AZ, (AMBAC), Prerefunded to 6/1/11, 5.125%, 6/1/21	$2,028,540

		$2,028,540

Insured-Other Revenue — 0.0%(2)
$80	New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$80,267

		$80,267

Insured-Special Tax Revenue — 0.4%
$2,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,226,080
1,065	Orem, UT, Sales Tax Revenue, (AMBAC), 5.00%, 4/15/16	1,213,333

		$3,439,413

Insured-Transportation — 3.0%
$3,045	DuPage County, IL, (AGM), Prerefunded to 7/1/11, 5.25%, 1/1/20	$3,070,852
1,865	Central Puget Sound, WA, Regional Transportation Authority, (FGIC) (NPFG), 5.25%, 2/1/15	2,129,774
10,000	Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/28	11,809,100
5,515	Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	6,512,719
2,080	Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	2,358,096

		$25,880,541

Insured-Water and Sewer — 1.0%
$8,120	Tampa Bay, FL, Water Utility System, (FGIC), Prerefunded to 10/1/11, 6.00%, 10/1/24	$8,317,397

		$8,317,397

Lease Revenue/Certificates of Participation — 0.2%
$1,405	Cabarrus County, NC, 5.00%, 4/1/21	$1,538,545

		$1,538,545

Other Revenue — 1.5%
$1,680	Bergen County, NJ, Improvement Authority, 3.00%, 2/15/17	$1,762,337
1,000	Illinois Finance Authority, (University of Chicago), 1.125% to 2/14/13 (Put Date), 7/1/36	1,001,320
3,625	Illinois Finance Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	3,634,751
2,925	New Mexico Finance Authority, 5.00%, 12/15/21	3,344,884
1,100	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37	1,279,531
550	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	619,267
1,085	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,247,153

		$12,889,243

Special Tax Revenue — 2.8%
$2,845	Indianapolis, IN, Local Public Improvement Bond Bank, 5.00%, 6/1/20	$3,159,259
7,825	Jacksonville, FL, 5.00%, 10/1/18	8,908,371
1,425	New Mexico, Severance Tax, 5.00%, 7/1/15	1,632,480
2,800	New York, NY, Transitional Finance Authority, 4.00%, 8/1/14	3,054,044
5,000	New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	5,853,600
1,135	Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,299,348

		$23,907,102

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 1.9%
$1,000	Kansas Department of Transportation, 4.00%, 9/1/15	$1,112,420
1,500	Kansas Department of Transportation, 5.00%, 9/1/15	1,731,660
1,305	Maryland Department of Transportation, 4.00%, 5/15/16	1,459,629
870	Massachusetts Bay Transportation Authority, 4.00%, 7/1/15	962,281
750	Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	891,075
5,750	New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/20	6,666,665
405	Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	456,354
2,750	Texas Transportation Commission, 5.25%, 4/1/14	3,086,160

		$16,366,244

Water and Sewer — 1.7%
$1,425	Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/20	$1,656,106
350	Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	393,603
1,255	Lincoln, NE, Waterworks Revenue, 5.00%, 8/15/11	1,272,495
3,675	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/20	4,405,480
2,500	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	3,003,825
1,530	Monroe County, NY, Water Authority, 2.50%, 8/1/11	1,538,767
1,405	New York, NY, Municipal Water Finance Authority, Prerefunded to 6/15/11, 5.25%, 6/15/25	1,428,042
1,020	Ohio Water Development Authority, 5.00%, 12/1/19	1,193,716

		$14,892,034

Total Tax-Exempt Municipal Securities — 74.9% (identified cost $638,377,968)		$646,602,982

Taxable Municipal Securities — 0.0%(2)

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.0%(2)
$225	Virginia Public School Authority, 4.167%, 8/1/18	$236,671

Total Taxable Municipal Securities — 0.0%(2) (identified cost $225,000)		$236,671

Short-Term Investments — 17.3%

Principal
Amount
(000’s omitted)	Security	Value
Short-Term Investments - Tax-Exempt — 13.8%
$10,380	Delaware, 2.00%, 7/1/11	$10,411,867
18,115	Fairfield, CT, 2.00%, 7/22/11	18,191,264
5,000	Greenville County, SC, School District, 2.00%, 6/1/11	5,007,800
1,000	Ohio Water Development Authority, 5.00%, 6/1/11	1,004,230
20,000	Pennsylvania, 2.50%, 6/30/11	20,072,138
17,500	Salt Lake City, UT, 1.50%, 6/30/11	17,539,550
41,000	Texas, 2.00%, 8/31/11	41,245,590
6,000	Wisconsin School Districts Cash Flow Administration Program, 1.25%, 10/17/11	6,022,113

		$119,494,552

Principal
Amount
(000’s omitted)	Security	Value
U.S. Treasury Obligations — 3.5%
$30,000	U.S. Treasury Bill, 0.023%, 6/2/11	$29,999,400

		$29,999,400

Total Short-Term Investments — 17.3% (identified cost $149,458,619)		$149,493,952

Total Investments — 92.2% (identified cost $788,061,587)		$796,333,605

Other Assets, Less Liabilities — 7.8%		$67,398,174

Net Assets — 100.0%		$863,731,779

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
		Pennsylvania	11.6%
		Texas	10.5%
		Others, representing less than 10% individually	70.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0% to 5.8% of total investments.

(1)		When-issued security.

(2)		Amount is less than 0.05%.

The Fund did not have any open financial instruments at April 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$788,059,757

Gross unrealized appreciation	$10,165,397
Gross unrealized depreciation	(1,891,549)

Net unrealized appreciation	$8,273,848

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$646,602,982	$—	$646,602,982
Taxable Municipal Securities	—	236,671	—	236,671
Short-Term Investments
Tax-Exempt	—	119,494,552	—	119,494,552
U.S. Treasury Obligations	—	29,999,400	—	29,999,400

Total	$—	$796,333,605	$—	$796,333,605

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 89.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.6%
$1,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/29	$1,032,780
1,000	New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/20	1,084,090
2,000	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/19	2,217,100

		$4,333,970

Electric Utilities — 2.5%
$1,000	California Department of Water Resource, Power Supply Revenue, 5.00%, 5/1/20	$1,141,470

		$1,141,470

General Obligations — 40.6%
$3,600	Athens-Clarke County, GA, Development Authority of the Unified Government, (University of Georgia Athletic Association), 5.25%, 7/1/25	$3,891,492
240	Bloomfield, CT, 4.00%, 10/15/20	259,949
2,000	Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,104,460
50	Connecticut, 5.00%, 12/1/20	55,574
100	Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	79,345
50	Frederick County, MD, 5.25%, 11/1/19	60,077
2,000	Georgia, 5.00%, 7/1/20	2,374,140
100	Groton, CT, 4.00%, 7/15/19	109,707
75	Henrico County, VA, 5.00%, 8/1/17	88,810
1,000	Howard County, MD, 4.00%, 2/15/22	1,063,930
1,000	Lake County, IL, Community Consolidated School District No. 50, 5.25%, 1/1/23	1,056,620
500	Lake County, IL, Community Consolidated School District No. 50, 5.50%, 1/1/24	532,370
3,840	Leander, TX, Independent School District, 0.00%, 8/15/21	2,578,637
800	Lynchburg, VA, 3.00%, 12/1/16	857,120
50	Maryland, 5.00%, 8/1/20	56,647
50	Mecklenburg County, NC, 5.00%, 3/1/19	59,293
50	Minnesota, 5.00%, 12/1/20	58,582
120	New Braunfels, TX, Independent School District, 5.00%, 2/1/26	130,301
1,385	New York, 5.00%, 2/15/20	1,608,234
1,000	North Carolina, 5.00%, 6/1/18	1,186,590
50	Richardson, TX, 5.00%, 2/15/20	58,342
20	University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	23,322

		$18,293,542

Insured-Escrowed/Prerefunded — 10.1%
$2,000	Cook County, IL, Community High School District No. 219 Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,427,360
2,000	Dearborn, MI, School District, (AGM), Prerefunded to 5/1/12, 5.00%, 5/1/22	2,093,660

		$4,521,020

Insured-Water and Sewer — 8.8%
$2,000	Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,423,520
1,500	Upper Occoquan, VA, Sewer Authority, (AGM), 4.50%, 7/1/27	1,530,300

		$3,953,820

Special Tax Revenue — 4.7%
$2,000	New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 2/1/28	$2,130,980

		$2,130,980

Transportation — 4.6%
$2,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/31	$2,071,140

		$2,071,140

1

Principal
Amount
(000’s omitted)	Security	Value
Utilities — 0.2%
$75	Foley, AL, Utilities Board, 4.00%, 11/1/16	$83,126

		$83,126

Water and Sewer — 8.6%
$1,050	Henrico County, VA, Water and Sewer System Revenue, 5.00%, 5/1/19	$1,240,386
2,180	Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/19	2,425,446
75	Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	80,475
50	New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	54,802
50	New York, NY, Municipal Water Finance Authority, 5.50%, 6/15/21	57,599

		$3,858,708

Total Tax-Exempt Investments — 89.7% (identified cost $39,642,660)		$40,387,776

Short-Term Tax-Exempt Investments — 2.2%

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Texas, 2.00%, 8/31/11	$1,005,990

		$1,005,990

Total Short-Term Tax-Exempt Investments — 2.2% (identified cost $1,005,458)		$1,005,990

Total Investments — 91.9% (identified cost $40,648,118)		$41,393,766

Other Assets, Less Liabilities — 8.1%		$3,662,711

Net Assets — 100.0%		$45,056,477

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

At April 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Georgia	13.9%
		Virginia	13.6%
		New York	11.0%
		Others, representing less than 10% individually	53.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.9% to 14.6% of total investments.

The Fund did not have any open financial instruments at April 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,647,654

Gross unrealized appreciation	$879,589
Gross unrealized depreciation	(133,477)

Net unrealized appreciation	$746,112

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$40,387,776	$—	$40,387,776
Short-Term Investments	—	1,005,990	—	1,005,990

Total Investments	$—	$41,393,766	$—	$41,393,766

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
April 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.8%
$80	Rhode Island Health & Educational Building Corp., (Brown University), 5.00%, 9/1/37	$80,708
80	University of California, 5.125%, 5/15/29	84,313
65	Washington State University, 5.00%, 4/1/32	66,038

		$231,059

General Obligations — 44.3%
$100	Athens-Clarke County, GA, Development Authority of the Unified Government, (University of Georgia Athletic Association), 5.25%, 7/1/26	$107,073
100	Borough of Matanuska-Susitna, AK, 5.00%, 4/1/28	105,768
50	Commonwealth of Massachusetts, 5.00%, 9/1/32	51,561
85	Dallas, TX, Independent School District, 6.25%, 2/15/24	99,419
50	Florida, Board of Education, 5.00%, 6/1/27	53,365
100	Forney, TX, Independent School District, 0.00%, 8/15/26	47,941
100	Lake County, IL, Community Consolidated School District, 5.75%, 1/1/31	103,210
75	Las Vegas Valley Water District, NV, 5.00%, 6/1/22	80,318
50	Loudoun County, VA, 5.00%, 12/1/22	58,092
100	New York, 5.00%, 2/15/28	107,069
50	North Carolina, 5.00%, 5/1/21	58,550
50	Norwalk, CT, 4.00%, 7/1/21	54,274
50	Prince George’s County, MD, 5.00%, 7/15/23	55,161
200	White Settlement, TX, Independent School District, 0.00%, 8/15/34(1)	62,498

		$1,044,299

Insured-Water and Sewer — 16.7%
$100	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	$112,535
100	New York City Municipal Water Finance Authority, (Water and Sewer System), (NPFG), 5.00%, 6/15/27	103,746
175	Upper Occoquan, VA, Sewer Authority, (AGM), 4.50%, 7/1/27	178,535

		$394,816

Transportation — 2.1%
$50	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/39	$48,498

		$48,498

Utilities — 4.4%
$100	Colorado Springs, CO, 5.25%, 11/15/33	$104,698

		$104,698

Water and Sewer — 19.2%
$100	Charleston, SC, Water and Sewer Revenue, 5.00%, 1/1/29	$107,410
50	East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/36	50,782
25	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	28,683
50	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	57,178
200	Seattle, WA, Water System, 5.25%, 2/1/33	208,700

		$452,753

Total Tax-Exempt Investments — 96.5% (identified cost $2,254,053)		$2,276,123

1

Value
Other Assets, Less Liabilities — 3.5%	$83,371

Net Assets — 100.0%	$2,359,494

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	12.6%
		Washington	11.6%
		Virginia	10.0%
		Others, representing less than 10% individually	62.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2011, 17.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 12.8% of total investments.

(1)		When-issued security.

The Fund did not have any open financial instruments at April 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,254,059

Gross unrealized appreciation	$38,374
Gross unrealized depreciation	(16,310)

Net unrealized appreciation	$22,064

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$2,276,123	$—	$2,276,123

Total Investments	$—	$2,276,123	$—	$2,276,123

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	June 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	June 24, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	June 24, 2011